CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES (Note 15)
General and administration	$ 3,573	$ 3,414
Exploration and evaluation	812	1,124
Investor relations and marketing communications	1,111	1,177
Corporate development and due diligence	468	517
Impairment of non-current assets (Note 4)	24,870	341
Loss from operational activities	(30,834)	(6,573)
OTHER ITEMS
Change in fair value on Silver Stream derivative liability (Note 5)	(5,882)	0
Investments fair value gain (Note 7)	765	0
Foreign exchange gain (loss)	329	(4)
Loss on disposal of subsidiaries (Note 8(b))	(296)	0
Interest and other income	184	212
Other expenses	(114)	(78)
Loss before income taxes and equity income	(35,848)	(6,443)
Deferred income tax recovery (expense) (Notes 14, 17)	1,587	(516)
Equity income from investment in Treasury Metals (Note 4)	1,446	0
Net loss for the year	(32,815)	(6,959)
Items that will not be reclassified to net income or (loss):
Investments fair value gain (Note 7)	1,611	705
Mineral property investments fair value gain (note 9)	1,329	981
Items that may be reclassified to net (loss) or income:
Currency translation adjustment	(10)	(43)
Recycling of currency translation adjustment on disposal of foreign subsidiary (Note 8(b))	(673)	0
Other comprehensive loss	2,257	1,643
Net loss and comprehensive income for the year	$ (30,558)	$ (5,316)
Basic and diluted loss per share	$ (.05)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted	644,940,126	574,872,959